Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Employee Benefit Plan

(13)Employee Benefit Plan

The Company sponsors a defined contribution 401(k) plan (the “Plan”) that covers substantially all employees. Employees are eligible to begin participating in the Plan at the beginning of the first month following 30 days of employment with the Company. Employees participating in the Plan may contribute an unlimited percentage of their compensation up to Internal Revenue Service (IRS) annual limitations. The Company matches 50 percent of an employee’s contribution up to 6 percent of eligible pay with immediate 100 percent vesting. This match has a $1,500 per employee cap each year. Costs incurred in connection with the Plan were minimal for the years ended December 31, 2019, 2020 and 2021. The Plan provides for the Company to make a discretionary matching contribution. Thus, contributions to the Plan totaled $286 thousand, $286 thousand and $914 thousand for the years ended December 31, 2019, 2020 and 2021, respectively. The Company discontinued the match policy effective March 31, 2020 and fully reinstated the policy as of January 1, 2021.